Schedule of Debt (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Jul. 29, 2024	Dec. 31, 2023	Dec. 31, 2022
Line of Credit Facility [Line Items]
Total short-term debt - unaffiliated	$ 3,695		$ 19,331
Short-term debt - other			2,108
Total short-term debt - related parties	38,915		19,909
Total debt	42,610	$ 42,700	39,240
CV Starr Bridge Loan Net Of Discount [Member]
Line of Credit Facility [Line Items]
Total short-term debt - related parties	5,640		5,523
R W I Bridge Loan Net Of Discount [Member]
Line of Credit Facility [Line Items]
Total short-term debt - related parties	29,482		12,967
Ceo Promissory Note [Member]
Line of Credit Facility [Line Items]
Total short-term debt - related parties	3,793		1,419
Yorkville [Member] | Pre Paid Advance Agreement [Member]
Line of Credit Facility [Line Items]
Total short-term debt - unaffiliated			17,223
Yorkville [Member] | Convertible Promissory Notes [Member]
Line of Credit Facility [Line Items]
Total short-term debt - unaffiliated	$ 3,695